Related party transactions and Directors' remuneration	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions and Director's remuneration	Related party transactions and Directors’ remuneration
Related party transactions
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both.
Subsidiaries
Transactions between Barclays PLC and its subsidiaries meet the definition of related party transactions. Where these are eliminated on consolidation, they are not disclosed in the Group’s financial statements. Transactions between Barclays PLC and its subsidiaries are fully disclosed in Barclays PLC’s financial statements. A list of the Group’s principal subsidiaries is shown in Note 33.
Associates, joint ventures and other entities
The Group provides banking services to its associates, joint ventures and the Group pension funds (principally the UK Retirement Fund), providing loans, overdrafts, interest and non-interest bearing deposits and current accounts to these entities as well as other services.
Group companies also provide investment management and custodian services to the Group pension schemes. All of these transactions are conducted on the same terms as third party transactions. Summarised financial information for the Group’s investments in associates and joint ventures is set out in Note 35.
Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds
	£m	£m	£m
For the year ended and as at 31 December 2023
Total income	13	70	4
Credit impairment charges	—	—	—
Operating expenses	(20)	—	(1)
Total assets	—	1,254	—
Total liabilities	158	—	144
For the year ended and as at 31 December 2022
Total income	(2)	91	5
Credit impairment charges	—	—	—
Operating expenses	(15)	—	(1)
Total assets	—	1,336	3
Total liabilities	408	—	166
For the year ended and as at 31 December 2021
Total income	—	50	5
Credit impairment charges	—	—	—
Operating expenses	(20)	—	(1)
Total liabilities includes derivatives transacted on behalf of the pension funds of £77m (2022: £110m).
Key Management Personnel
Key Management Personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of Barclays PLC (directly or indirectly) and comprise the Directors and Officers of Barclays PLC, certain direct reports of the
Group Chief Executive and the heads of major business units and functions.
The Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2023	2022
	£m	£m
As at 1 January	7.5	7.8
Loans issued during the year[1]	2.5	1.4
Loan repayments during the year[2]	(1.7)	(1.7)
As at 31 December	8.3	7.5
Notes
1Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.
2Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.
No allowances for impairment were recognised in respect of loans to Key Management Personnel (or any connected person).

Deposits outstanding
	2023	2022
	£m	£m
As at 1 January	15.2	9.1
Deposits received during the year[1]	105.7	47.9
Deposits repaid during the year[2]	(105.5)	(41.8)
As at 31 December	15.4	15.2
Notes
1Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.
2Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.
Total commitments outstanding
Total commitments outstanding refers to the total of any undrawn amounts on credit cards and/or overdraft facilities provided to Key
Management Personnel. Total commitments outstanding as at 31 December 2023 were £0.5m (2022: £0.5m).
All loans to Key Management Personnel (and persons connected to them) were made in the ordinary course of business; were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other persons; and did not involve more than a normal risk of collectability or present other unfavourable features.
Remuneration of Key Management Personnel
Total remuneration awarded to Key Management Personnel below represents salaries, short term benefits and pensions contributions received during the year and awards made as part of the latest remuneration decisions in relation to the year. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of costs for deferred awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2023	2022	2021
	£m	£m	£m
Salaries and other short-term benefits	33.3	32.4	37.8
Pension costs	—	—	—
Other long-term benefits	7.2	7.8	8.5
Share-based payments	10.2	9.8	12.2
Employer social security charges on emoluments	6.3	6.7	7.2
Costs recognised for accounting purposes	57.0	56.7	65.7
Employer social security charges on emoluments	(6.3)	(6.7)	(7.2)
Other long-term benefits – difference between awards granted and costs recognised	1.1	—	3.1
Share-based payments – difference between awards granted and costs recognised	6.0	6.5	6.9
Total remuneration awarded	57.8	56.5	68.5
Disclosure required by the Companies Act 2006
The following information regarding the Barclays PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2023	2022	2021
	£m	£m	£m
Aggregate emoluments[1]	9.8	9.3	8.2
Amounts paid under LTIPs[2]	—	0.4	1.2
	9.8	9.7	9.4
Notes
1The aggregate emoluments include amounts paid for the 2023 year. In addition, deferred share awards for 2023 with a total value at grant of £1.5m (2022: £2.3m, 2021: £1.4m) will be made to Directors which will only vest subject to meeting certain conditions.
2The figure above for "Amounts paid under LTIPs" relates to LTIP awards that were released to Directors during the year. Dividend shares released on the awards are excluded (where applicable). The LTIP figure in the single total figure table for Executive Directors' 2023 remuneration in the Directors' Remuneration report relates to awards that are scheduled to be released in 2024 in respect of the 2021-2023 LTIP cycle.
There were no pension contributions paid to defined contribution schemes on behalf of Directors (2022: £nil, 2021: £nil). There were no notional pension contributions to defined contribution schemes.
As at 31 December 2023, there were no Directors accruing benefits under a defined benefit scheme (2022: £nil, 2021: £nil).
Directors’ and Officers’ shareholdings and options
The beneficial ownership of ordinary share capital of Barclays PLC by all Directors and Officers of Barclays PLC (involving 26 persons) at
31 December 2023 amounted to 14,833,002 (2022: 15,944,986) ordinary shares of 25p each (0.10% of the ordinary share capital outstanding).
As at 31 December 2023, Executive Directors and Officers of Barclays PLC (involving 16 persons) held options to purchase a total of
67,319 (2022: 62,268) Barclays PLC ordinary shares of 25p each at a weighted average price of 92p under Sharesave.
Advances and credit to Directors and guarantees on behalf of Directors
In accordance with Section 413 of the Companies Act 2006, the total amount of advances and credits made available in 2023 to persons who served as Directors during the year was £0.3m (2022: £0.2m). The total value of guarantees entered into on behalf of
Directors during 2023 was £nil (2022: £nil).